Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 026 [Member]
Description of the Plan [Abstract]
Description of the Plan
Note 1 - Description of the Plan:

The following description of the Sensient Technologies Corporation Retirement Employee Stock Ownership Plan (the Plan) provides only general information. Participants should refer to the Plan agreement for a more comprehensive description of the Plan’s provisions.

The Plan is a defined contribution plan sponsored by Sensient Technologies Corporation (the Company). Substantially all domestic employees of the Company are immediately eligible to participate in the Plan. Field and production seasonal employees of Sensient Agricultural Ingredients become eligible to participate in the Plan upon the completion of both 1,000 cumulative hours of service and at least 300 hours of service during the Plan year. The Plan is subject to the provisions of the Employee Retirement Income Securities Act of 1974, as amended (ERISA).

The Company makes discretionary annual contributions to the Plan as determined annually by its Board of Directors. Participant contributions are not permitted under the Plan. The Plan allows participants to elect an in-service withdrawal on or after attaining age 59 ½. Company contributions for Plan years on or after January 1, 2007, become vested after three years of credited service with the Company, or upon termination due to death or disability. The Company contributed 1% of eligible participant compensation to the Plan for the year ended December 31, 2025, which totaled $1,628,413 and included non-cash contributions of Company stock of $1,621,127.

The administration of the Plan is the responsibility of the Benefits Administrative Committee (the Committee), which is appointed by the Compensation and Development Committee of the Company’s Board of Directors. The assets of the Plan are maintained in the Sensient Technologies Corporation Master Trust (Master Trust), which is administered under a Master Trust agreement (as described in Note 3) with Fidelity Management Trust Company (the Trustee). The Trustee is responsible for maintaining the Master Trust assets and, generally, performing all other acts deemed necessary or proper to fulfill its responsibility as set forth in the Master Trust agreement pertaining to the Plan.

Plan assets are invested primarily in the Company’s common stock, a common collective trust fund, and mutual funds. Participants have the option to receive dividends on the Company’s common stock in the form of cash. Company contributions are invested in the Company common stock unless the participant meets the following age or service requirements and has elected to have a portion of their account invested in other funds. Participants are eligible to diversify immediately following the later of the date they become fully vested in their Company contribution account or upon reaching age 35. Upon eligibility, participants may elect to have a portion of their account invested in a common collective trust fund or various mutual funds offered by the Plan. Participants may revise their investment allocations daily.

The Plan does not allow participants to borrow funds from their account. Amounts that have been forfeited in accordance with provisions of the Plan serve to reduce Company contributions. Forfeitures used to reduce the Company contributions for 2025 were $115,000.

Individual accounts are maintained by the Trustee for each Plan participant. Each participant’s account is credited with the Company’s contribution and an allocation of Plan income and charged with withdrawals and an allocation of Plan losses and expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Upon separation from service with the Company due to retirement or termination, and if the participant’s vested account balance is greater than $7,000, the participant may receive his or her benefits in a lump-sum cash payment, lump-sum rollover into an individual retirement account or another employer’s eligible retirement plan, or defer receiving benefits until a future date. A participant whose vested account balance is greater than $1,000, but equal to or less than $7,000, may elect to receive a lump-sum distribution or a direct rollover to an individual retirement account, which will be established by the Company for the participant. A participant whose vested account balance is equal to or less than $1,000 will automatically receive a lump-sum distribution equal to his or her vested account balance. If the separation from service is due to permanent disability or death, the entire vested account balance is available to the participant or beneficiary(ies).